                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [ ] is a restatement.
                                   [X] adds new holdings entries. (See
                                       Explanatory Note)

Institutional Investment Manager Filing this Report:

Name:    Mohnish Pabrai
Address: 17 Spectrum Point Drive
         Suite 503
         Lake Forest, CA  92630


Form 13F File Number:  [Unassigned]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652


Signature, Place, and Date of Signing:

     /s/ Mohnish Pabrai        Lake Forest, CA            February 17, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


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                             FORM 13F SUMMARY PAGE




Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      13

Form I3F Information Table Value Total:     $169,595 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                           FORM 13F INFORMATION TABLE

                               EXPLANATORY NOTE:

         This Amendment No. 1 is being filed to restate the holdings of Mohnish Pabrai for the period ending December 31, 2004. The Form 13F filed with respect to these holdings inadvertently omitted information regarding Danielson Holdings Corp.

COLUMN 1                COLUMN 2              COLUMN 3         COLUMN 4                 COLUMN 5              COLUMN 6
---------------------   -----------------  --------------   ------------    ---------------------------    ----------------

                                                            VALUE           SHRS OR     SH/    PUT/        INVESTMENT
NAME OF ISSUER          TITLE OF CLASS     CUSIP            (X$1000)        PRN AMT     PRN    CALL        DISCRETION
---------------------   -----------------  --------------   ------------    ----------- ------ --------    ----------------

Berkshire Hathaway      A                  084670 10 8      10,988          125         SH                 Sole

Chronimed Inc           COM                171164 10 6      7,686           1,171,623   SH                 Sole

Danielson Hldg Corp     COM                236274 10 6      8,217           972,452     SH                 Sole

Dr. Reddys Labs Ltd     ADR                256135 20 3      9,302           469,079     SH                 Sole

Embraer-Empresera       SP ADR PFD NEW     29081M 95 2      12,200          364,843     SH                 Sole
Brasileira D

Fairfax Finl Hldngs     SUB VTG            202901 AL 6      24,284          144,121     SH                 Sole
Ltd

Harvest Nat Res Inc     COM                41754V 10 3      17,664          1,022,830   SH                 Sole

MIM Corp                COM                553044 10 8      12,686          1,994,692   SH                 Sole

Stamps Com              COM NEW            852857 20 0      12,128          765,670     SH                 Sole

Star Gas Partners LP    UNITS LTD PRTN     85512C 10 5      9,140           1,226,800   SH                 Sole

Sunrise Senior Living   COM                86768K 10 6      12,692          273,779     SH                 Sole

Universal Stainless &   COM                913837 10 0      8,034           541,036     SH                 Sole
Alloy

Unitedglobalcom         A                  913247 50 8      24,574          2,544,475   SH                 Sole


COLUMN 1                   COLUMN 7                      COLUMN 8
---------------------   --------------    ---------------------------------

                        OTHER             VOTING    AUTHORITY
NAME OF ISSUER          MANAGERS          SOLE      SHARED          NONE
---------------------   --------------    --------- --------------- -------

Berkshire Hathaway      None              125

Chronimed Inc           None              1,171,623

Danielson Hldg Corp     None              972,452

Dr. Reddys Labs Ltd     None              469,079

Embraer-Empresera       None              364,843
Brasileira D

Fairfax Finl Hldngs     None              144,121
Ltd

Harvest Nat Res Inc     None              1,022,830

MIM Corp                None              1,994,692

Stamps Com              None              765,670

Star Gas Partners LP    None              1,226,800

Sunrise Senior Living   None              273,779

Universal Stainless &   None              541,036
Alloy

Unitedglobalcom         None              2,544,475